Statement of Stockholders Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Deficit accumulated during the exploration stage [Member]	Total
Beginning Balance at Aug. 20, 2001
Common stock issued for cash	$ 50	$ 99,950		$ 100,000
Common stock issued for cash (Shares)	5,000,000
Net loss			(132,602)	(132,602)
Ending Balance at Jan. 31, 2004	50	99,950	(132,602)	(32,602)
Ending Balance (Shares) at Jan. 31, 2004	5,000,000
Acquisition, February 3, 2004	44	15,924,956		15,925,000
Acquisition, February 3, 2004 (Shares)	4,375,000
Common stock issued for cash		94,350		94,350
Issuance of common stock and warrants private placement	7	2,999,993		3,000,000
Issuance of common stock and warrants private placement (Shares)	650,000
Return of shares	(18)	(11,199,982)	11,200,000
Return of shares (Shares)	(1,750,000)
Net loss			(18,392,024)	(18,392,024)
Ending Balance at Jan. 31, 2005	83	7,919,267	(7,324,626)	594,724
Ending Balance (Shares) at Jan. 31, 2005	8,275,000
Issuance of common stock and warrants private placement	10	5,052,722		5,052,732
Issuance of common stock and warrants private placement (Shares)	972,172
Net loss			(4,627,965)	(4,627,965)
Ending Balance at Jan. 31, 2006	93	12,971,989	(11,952,591)	1,019,491
Ending Balance (Shares) at Jan. 31, 2006	9,247,172
Issuance of common stock and warrants private placement	10	2,545,985		2,545,995
Issuance of common stock and warrants private placement (Shares)	990,596
Issuance of common stock for services		93,000		93,000
Issuance of common stock for services (Shares)	37,500
Options granted to consultants and employees		832,343		832,343
Expenses of common stock issuance		(320,000)		(320,000)
Net loss			(3,267,948)	(3,267,948)
Ending Balance at Jan. 31, 2007	103	16,123,317	(15,220,539)	902,881
Ending Balance (Shares) at Jan. 31, 2007	10,275,268
Issuance of common stock and warrants private placement	4	1,074,413		1,074,417
Issuance of common stock and warrants private placement (Shares)	429,700
Issuance of common stock for services		54,540		54,540
Issuance of common stock for services (Shares)	28,000
Issuance of common stock for conversion or payment of promissory note	1	259,698		259,699
Issuance of common stock for conversion or payment of promissory note (Shares)	99,884
Options granted to consultants and employees		358,646		358,646
Issuance of common stock purchase warrants		1,421,538		1,421,538
Beneficial conversion feature of convertible promissory notes		1,842,734		1,842,734
Net loss			(5,697,935)	(5,697,935)
Ending Balance at Jan. 31, 2008	108	21,134,886	(20,918,474)	216,520
Ending Balance (Shares) at Jan. 31, 2008	10,832,852
Issuance of common stock for conversion or payment of promissory note	376	1,839,135		1,839,511
Issuance of common stock for conversion or payment of promissory note (Shares)	37,646,325
Issuance of common stock for inducement to convert promissory note		9,000		9,000
Issuance of common stock for inducement to convert promissory note (Shares)	7,500
Reduction of conversion price for inducement to convert promissory note		94,437		94,437
Stock based compensation		576,244		576,244
Common stock purchase warrants exercise price reduction		67,700		67,700
Net loss			(4,176,066)	(4,176,066)
Ending Balance at Jan. 31, 2009	484	23,721,402	(25,094,540)	(1,372,654)
Ending Balance (Shares) at Jan. 31, 2009	48,486,677
Issuance of common stock for conversion or payment of promissory note	1,992	603,661		605,653
Issuance of common stock for conversion or payment of promissory note (Shares)	199,170,302
Beneficial conversion feature of convertible promissory notes		330,366		330,366
Net loss			(2,809,843)	(2,809,843)
Ending Balance at Jan. 31, 2010	2,476	24,655,429	(27,904,383)	(3,246,478)
Ending Balance (Shares) at Jan. 31, 2010	247,656,979
Issuance of common stock and warrants private placement	318	1,284,363		1,284,681
Issuance of common stock and warrants private placement (Shares)	31,778,484
Issuance of common stock for conversion or payment of promissory note	1,872	273,105		274,977
Issuance of common stock for conversion or payment of promissory note (Shares)	187,127,678
Exercise of common stock purchase warrants	1,358	1,880,588		1,881,946
Exercise of common stock purchase warrants (Shares)	135,848,741
Issuance of common stock purchase warrants		15,089,884		15,089,884
Stock based compensation		2,530,750		2,530,750
Net loss			(19,865,419)	(19,865,419)
Ending Balance at Jan. 31, 2011	6,024	45,714,119	(47,769,802)	(2,049,659)
Ending Balance (Shares) at Jan. 31, 2011	602,411,882
Issuance of common stock and warrants private placement	50	99,950		100,000
Issuance of common stock and warrants private placement (Shares)	5,000,000
Exercise of common stock purchase warrants	227	(227)
Exercise of common stock purchase warrants (Shares)	22,687,507
Net loss			(1,869,247)	(1,869,247)
Ending Balance at Oct. 31, 2011	$ 6,301	$ 45,813,842	$ (49,639,049)	$ (3,818,906)
Ending Balance (Shares) at Oct. 31, 2011	630,099,389